Subsequent Events (Details)				9 Months Ended
	Nov. 23, 2018 USD ($)	Feb. 25, 2018 USD ($) position	Jan. 22, 2018 USD ($) shares	Sep. 30, 2018	Sep. 17, 2018 USD ($)
GoMedigap
Subsequent Event [Line Items]
Payments to acquire business			$ 15,000,000
Cash acquired			$ 100,000
Shares acquired | shares			294,637
Earnout consideration			$ 20,000,000
Earnout consideration, shares | shares			589,275
Personnel and Facility Related Restructuring Costs
Subsequent Event [Line Items]
Positions eliminated | position		110
Percentage of total workforce		10.00%
Termination benefits and related costs | Minimum
Subsequent Event [Line Items]
Expected cost		$ 2,000,000
Termination benefits and related costs | Maximum
Subsequent Event [Line Items]
Expected cost		2,400,000
Contract termination and other restructuring charges | Minimum
Subsequent Event [Line Items]
Expected cost		300,000
Contract termination and other restructuring charges | Maximum
Subsequent Event [Line Items]
Expected cost		$ 500,000
Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing capacity					$ 40,000,000
Maximum borrowing capacity					40,000,000
Covenant, minimum cash and cash equivalents					6,000,000
Letter of Credit
Subsequent Event [Line Items]
Borrowing capacity					$ 5,000,000
Amount drawn	$ 5,000,000
Eligible Commissions Receivables, Preceding Three Months | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing base, percentage				80.00%
Eligible Commissions Receivables, Succeeding Three Months | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing base, percentage				80.00%
Eligible Commissions Receivables, Succeeding Six Months | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing base, percentage				50.00%